SHORT-TERM AND LONG-TERM DEBT - Capital Commitments (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Debt Disclosure [Abstract]
2023	$ 99,706
2024	100,010
2025	308,037
2026	106,869
2027	100,417
Thereafter	1,017,640
Total	$ 1,732,679